UNBILLED RECEIVABLES (CONTRACT ASSETS) AND DEFERRED REVENUE (CONTRACT LIABILITIES) (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Unbilled Receivables Contract Assets And Deferred Revenue
Unbilled receivables (contract assets)	$ 202,289	$ 1,577,855	$ 334,509	$ 2,609,173	$ 1,964,662
Deferred revenue current	459,213	3,581,864		17,401,218
Deferred revenue (contract liabilities)	$ 492,429	$ 3,840,948	$ 2,230,925	$ 17,401,218	$ 18,585,792